Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
CFO [Member]
Accrued compensation expenses	$ 126,000	$ 109,000
Directors [Member]
Accrued compensation expenses	$ 475,000	$ 415,000